Financial assets at FVTOCI - Changes in gross carrying amount of financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 36,694,111
Increase (decrease) in financial assets [abstract]
Ending balance		42,922,671	₩ 36,694,111
Financial assets at fair value through other comprehensive income, category
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		36,694,111	32,145,758	₩ 38,126,977
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		31,921,268	24,350,759	16,108,426
Disposal / Repayment		(26,868,486)	(20,823,293)	(21,670,160)
Gain (loss) on valuation		224,898	707,739	(669,936)
Amortization based on effective interest method		134,553	166,401	41,813
Others	[1]	816,327	146,747	208,638
Ending balance		42,922,671	36,694,111	32,145,758
Financial assets at fair value through other comprehensive income, category | Stage 1
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		36,694,111	32,145,758	38,126,977
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		31,921,268	24,350,759	16,108,426
Disposal / Repayment		(26,868,486)	(20,823,293)	(21,670,160)
Gain (loss) on valuation		224,898	707,739	(669,936)
Amortization based on effective interest method		134,553	166,401	41,813
Others	[1]	816,327	146,747	208,638
Ending balance		42,922,671	36,694,111	32,145,758
Financial assets at fair value through other comprehensive income, category | Lifetime expected credit losses | Stage 2
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Gain (loss) on valuation		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Financial assets at fair value through other comprehensive income, category | Lifetime expected credit losses | Stage 3
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Repayment		0	0	0
Gain (loss) on valuation		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.